Net Loss per Common Unit (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts
Based on the capital structure as of December 31, 2016, the anticipated impact to the capital accounts in connection with the amortization of the beneficial conversion feature is as follows in 2017 (in thousands):

Common Units	Class B Units	Subordinated Units
$(594,470)	$2,004,209	$(1,409,739)

Schedule of Net Loss per Common Unit
The following table (in thousands, except per unit data) provides a reconciliation of net loss and the allocation of net loss to the common units, the subordinated units and the general partner units for purposes of computing net loss per unit.

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units
Year Ended December 31, 2016
Net loss	$(171,195)
Declared distributions	99,028	97,047	—	—	1,981
Amortization of beneficial conversion feature of Class B units	—	(29,801)	100,472	(70,671)	—
Assumed allocation of undistributed net loss	$(270,223)	(78,547)	—	(186,271)	(5,404)
Assumed allocation of net income (loss)		$(11,301)	$100,472	$(256,942)	$(3,423)

Weighted average units outstanding		57,086	145,333	135,384
Net loss per unit		$(0.20)		$(1.90)

Year Ended December 31, 2015
Net loss	$(318,891)
Declared distributions	99,018	97,038	—	—	1,980
Assumed allocation of undistributed net loss	$(417,909)	(121,468)	—	(288,083)	(8,358)
Assumed allocation of net loss		$(24,430)	$—	$(288,083)	$(6,378)

Weighted average units outstanding		57,081	145,333	135,384
Net loss per unit		$(0.43)		$(2.13)

Year Ended December 31, 2014
Net loss	$(410,036)
Declared distributions	99,015	97,036	—	—	1,979
Assumed allocation of undistributed net loss	$(509,051)	(147,952)	—	(350,918)	(10,181)
Assumed allocation of net loss		$(50,916)	$—	$(350,918)	$(8,202)

Weighted average units outstanding		57,079	145,333	135,384
Net loss per unit		$(0.89)		$(2.59)